Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Investment Trust
Entity Central Index Key	0000916488
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Class A
Trading Symbol	TAGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$137	1.20%
[1]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Global Dynamic Income Fund returned 28.20%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	28.20	4.34	3.72
Class A (with sales charge)	21.05	3.20	3.14
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[2],[3],[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Class A1
Trading Symbol	TINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$137	1.20%
[6]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A1 shares of Templeton Global Dynamic Income Fund returned 27.64%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A1	27.64	4.26	3.68
Class A1 (with sales charge)	22.99	3.47	3.28
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[7],[8],[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,653,289
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,043,299
Investment Company Portfolio Turnover	50.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Class C
Trading Symbol	FCGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$221	1.95%
[11]
Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Global Dynamic Income Fund returned 26.78%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	26.78	3.51	2.93
Class C (with sales charge)	25.78	3.51	2.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[12],[13],[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,653,289
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,043,299
Investment Company Portfolio Turnover	50.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Class C1
Trading Symbol	TCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$182	1.60%
[16]
Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Templeton Global Dynamic Income Fund returned 27.04%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	27.04	3.86	3.26
Class C1 (with sales charge)	26.04	3.86	3.26
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[17],[18],[19]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,653,289
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,043,299
Investment Company Portfolio Turnover	50.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$165	1.45%
[21]
Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Global Dynamic Income Fund returned 27.23%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	27.23	3.99	3.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[22],[23],[24]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,653,289
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,043,299
Investment Company Portfolio Turnover	50.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[25]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Class R6
Trading Symbol	FGGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$100	0.88%
[26]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Global Dynamic Income Fund returned 28.03%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	28.03	4.61	4.04
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[27],[28],[29]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,653,289
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,043,299
Investment Company Portfolio Turnover	50.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Dynamic Income Fund
Class Name	Advisor Class
Trading Symbol	TZINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$108	0.95%
[31]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Global Dynamic Income Fund returned 27.84%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	27.84	4.51	3.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
[32],[33],[34]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,653,289
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,043,299
Investment Company Portfolio Turnover	50.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[3]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[4]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[8]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[9]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[13]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[14]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[18]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[19]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[23]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[24]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[28]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[29]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.

[33]
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[34]
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.

[35]
*	Does not include derivatives, except purchased options, if any.